OTHER CURRENT AND NON-CURRENT ASSETS	6 Months Ended
Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT AND NON-CURRENT ASSETS

12.	OTHER CURRENT AND NON-CURRENT ASSETS

(a)	As of June 30, 2021, and December 31, 2020, other current assets consist of:

	June 30, 2021	December 31, 2020
	(Unaudited)
Advances to unrelated parties (i)	$1,641,865	$8,305
Receivable for sales of other assets (ii)	578,700	-
Advances to employees	104,799	45,396
Other current assets (iii)	303,682	119,325
Total	$2,629,046	$173,026

(i)	The advances to unrelated parties for business development, and are non-interest bearing and due on demand.

As of June 30, 2021, the Company included in the balance of advances to unrelated parties of $1.64 million compared to advances to unrelated parties of $8,305 as of December 31, 2020.

As of June 30, 2021, the outstanding balance included the amount due from a third-party vendor, at the amount of approximately $1,472,000, whom the Company has contracted to develop the new media advertising market. According to the contract and its subsequent amendment, the vendor is responsible for performing consulting service of market research as subcontractor and facilitating the development of the new media advertising market.

Based on the amendment of the contract, the Company agrees to make advances to the vendor specifically for its market development purposes, and the total commitment of funding was RMB6 million (USD $929,532). Meanwhile, the Company agrees to pay the vendor a 12% commission fee based on the advertising revenue it has facilitated, and a 50% subcontractor fee based on the consulting services revenue, tax inclusive.

If the Company’s revenue facilitated by the vendor does not reach certain threshold during specified periods, the contract could be terminated by the Company, and all funding with applicable interest, less any commissions and subcontractor fees payable to the vendor, shall be repaid to the Company within one month after the termination of the contract. If the two parties terminate the cooperation on the condition that the vendor meet the target, all funding without interest, shall be repaid.

The first period as specified is from January 1, 2021 to December 31, 2021 with a threshold revenue of RMB 15 million (approximately USD $2,294,400). The threshold revenue is to increase by 30% in the year 2022. As of June 30, 2021, revenue facilitated by the vendor has reached RMB3,342,355 (USD $511,247). The Company will continue to monitor the revenue facilitated by the vendor and assess if an event occurs or circumstance changes that would potentially indicate that the carrying amount of the receivable was impaired.

As of June 30, 2021, the Company overfunded the vendor by $543,000 which was returned by the vendor subsequent to June 30, 2021.

As of June 30, 2021, the outstanding balance also included the deposits of RMB 1 million (approximately USD $154,000) made to a supplier for purchases which has been cancelled. The deposits will be refundable before the end of October 2021.

(ii)	Receivable for sales of other assets

In November 2020, the Company sold non-cash consideration (see Note 2-o) received in prior years in exchange for advertising service to a third-party company in a price of $1,142,779 which equals to the carrying value of non-cash consideration. The company had collected $564,079 as of June 30, 2021. The remaining balance of $578,700 was fully collected subsequently in August 2021.

(iii)	Other current assets

As of June 30, 2021, the outstanding balance included the security deposit of $143,541 and the VAT credit of $87,000.

(b)	As of June 30, 2021 and December 31, 2020, Other assets, non-current consist of:

	June 30, 2021	December 31, 2020
	(Unaudited)
Other assets, non-current	$3,790,167	$4,302,000

During 2019 and 2020, the Company advanced RMB 30 million (USD $4.3 million) to a vendor, whom the Company has contracted to develop a vehicular IOT smart advertising software (“Internet of Vehicle” or “IOV” software) to interconnect to the Company’s new media advertising sharing platform expanding its advertising capability to people riding in motor vehicles. According to the contract and its subsequent amendment, total commitment of the funding was RMB 30 million (USD $4.3 million). The vendor is solely responsible for hardware and software development and marketing the vehicular terminal. The Company financially supports development cost of IOV software in exchange for advertising revenue generated from the software for four years of the contract term.

Based on the amendment of the contract, if the Company’s new media advertising revenue generated from IOV software does not reach certain threshold during specified period, the contract could be terminated by the Company, and all funding with applicable interest, and less the revenue generated from the IOV software shall be repaid to the Company within half year after the termination of the contract. Once the vendor fully repays the total funding plus applicable interest, the vendor will own 100% the title of the vehicular terminal and related equipment.

The first period as specified was from October 1, 2020 to April 30, 2021 with a threshold advertising revenue from IOV software of RMB 3 million (approximately USD $462,000). The threshold revenue is to increase incrementally by 15% in every six months going forward until the contract expires four years after the commencing date of the operation. As of April 30, 2021, revenue generated from the IOV software has exceeded RMB 3.0 million (approximately USD $462,000) in the first performance evaluation period, and the management estimates that the Company will fulfil the sales target at the end of October 2021 for the second performance evaluation period. The Company will continue to monitor advertising revenue generation from the IOV software and evaluate for impairment, if an event occurs or circumstance changes that would potentially indicate that the carrying amount of the asset exceeded its fair value. The vendor will own the title of the IOV software upon its fulfillment of the contract obligations after four years.

The development of IOV software was completed by September 30, 2020. Since Company has the right to use the IOV software in the contract term, software was capitalized as “other assets, non-current, net” and started to amortize from October 1, 2020 over the four-year contract term. As of June 30, 2021 and December 31, 2020, the balance of “other assets, non-current, net” was $3,790,000 and $4,302,000, Respectively. The amortization was approximately $0.8 million for the period ended June 30, 2021.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS